Provisions - Summary of Reconciliation of Changes In Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Beginning balance	₨ 13,686	₨ 11,950	₨ 10,377
Arised during the year	1,206	1,071	1,049
Unwinding of discount and changes in discount rate	778	744	524
Acquisition of subsidiary	78	21
Disposal of subsidiary		(100)
Adjustment during the year	(2,364)
Ending balance	₨ 13,384	₨ 13,686	₨ 11,950